SCHEDULE OF INVESTMENTS

Ivy Balanced Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Interactive Home Entertainment – 1.8%
Electronic Arts, Inc.	325	$46,619

Interactive Media & Services – 4.3%
Alphabet, Inc., Class A(A)	20	34,301
Alphabet, Inc., Class C(A)	20	34,356
Facebook, Inc., Class A(A)	148	40,516
		109,173

Movies & Entertainment – 0.8%
Walt Disney Co. (The)	120	21,814

Total Communication Services - 6.9%		177,606

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.1%
V.F. Corp.	310	26,441

Automotive Retail – 0.7%
O’Reilly Automotive, Inc.(A)	41	18,442

Casinos & Gaming – 1.4%
Las Vegas Sands, Inc.	599	35,730

Home Improvement Retail – 1.7%
Lowe’s Co., Inc.	268	42,963

Hotels, Resorts & Cruise Lines – 0.9%
Hilton Worldwide Holdings, Inc.	203	22,584
Internet & Direct Marketing Retail – 0.7%
Amazon.com, Inc.(A)	6	18,082

Restaurants – 1.1%
Darden Restaurants, Inc.	224	26,658

Specialty Stores – 1.0%
Tractor Supply Co.	186	26,080

Total Consumer Discretionary - 8.6%		216,980

Consumer Staples

Distillers & Vintners – 1.9%
Constellation Brands, Inc.	216	47,275

Packaged Foods & Meats – 1.0%
Mondelez International, Inc., Class A	432	25,255

Tobacco – 1.5%
Philip Morris International, Inc.	451	37,374

Total Consumer Staples - 4.4%		109,904

Energy

Integrated Oil & Gas – 0.3%
Chevron Corp.	100	8,478

Oil & Gas Exploration & Production – 1.9%
Canadian Natural Resources Ltd.	1,132	27,224
Hess Corp.	376	19,829
		47,053

Oil & Gas Storage & Transportation – 0.6%
Enterprise Products Partners L.P.	733	14,359

Total Energy - 2.8%		69,890

Financials

Consumer Finance – 1.1%
American Express Co.	233	28,163

Financial Exchanges & Data – 1.1%
Intercontinental Exchange, Inc.	244	28,165

Insurance Brokers – 1.0%
Aon plc	115	24,246

Investment Banking & Brokerage – 3.0%
Goldman Sachs Group, Inc. (The)	168	44,303
Morgan Stanley	460	31,520
		75,823

Multi-Sector Holdings – 1.5%
Berkshire Hathaway, Inc., Class B(A)	163	37,889

Other Diversified Financial Services – 1.4%
JPMorgan Chase & Co.	283	35,902

Regional Banks – 1.5%
PNC Financial Services Group, Inc. (The)	246	36,639

Total Financials - 10.6%		266,827

Health Care

Health Care Equipment – 1.9%
Zimmer Holdings, Inc.	320	49,251

Health Care Technology – 1.5%
Cerner Corp.	476	37,363

Managed Health Care – 2.5%
Anthem, Inc.	120	38,451
UnitedHealth Group, Inc.	70	24,601
		63,052

Pharmaceuticals – 5.0%
Elanco Animal Health, Inc.(A)	735	22,551
Eli Lilly and Co.	170	28,769
GlaxoSmithKline plc ADR	552	20,308
Jazz Pharmaceuticals plc(A)	181	29,792
Merck & Co., Inc.	308	25,178
		126,598
Total Health Care - 10.9%		276,264

Industrials

Aerospace & Defense – 1.2%
Northrop Grumman Corp.	34	10,222
Raytheon Technologies Corp.	270	19,288
		29,510

Agricultural & Farm Machinery – 0.7%
Deere & Co.	67	18,004

Electrical Components & Equipment – 0.8%
Emerson Electric Co.	260	20,879

Industrial Machinery – 1.0%
Snap-on, Inc.	157	26,843

Railroads – 1.5%
Union Pacific Corp.	182	37,956

Research & Consulting Services – 1.2%
IHS Markit Ltd.	320	28,785

Total Industrials - 6.4%		161,977

Information Technology

Application Software – 2.2%
Autodesk, Inc.(A)	182	55,520

Communications Equipment – 1.3%
Cisco Systems, Inc.	295	13,212
Motorola Solutions, Inc.	117	19,828
		33,040

Data Processing & Outsourced Services – 1.4%
Fiserv, Inc.(A)	324	36,941

Electronic Manufacturing Services – 0.3%
IPG Photonics Corp.(A)	30	6,790

IT Consulting & Other Services – 1.0%
Cognizant Technology Solutions Corp., Class A	316	25,900

Semiconductors – 3.2%
Infineon Technologies AG ADR	1,003	38,670
Micron Technology, Inc.(A)	582	43,779
		82,449

Systems Software – 3.2%
Microsoft Corp.	362	80,456

Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	410	54,408

Total Information Technology - 14.8%		375,504
Materials

Specialty Chemicals – 0.6%
Sherwin-Williams Co. (The)	20	14,667

Total Materials - 0.6%		14,667

TOTAL COMMON STOCKS – 66.0%		$1,669,619
(Cost: $1,147,150)

PREFERRED STOCKS

Energy

Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500%(A)(B)	22	23,887

Total Energy - 0.9%		23,887

Health Care

Pharmaceuticals – 0.1%
Elanco Animal Health, Inc., 5.000%	52	2,540

Total Health Care - 0.1%		2,540

TOTAL PREFERRED STOCKS – 1.0%		$26,427
(Cost: $26,357)

ASSET-BACKED SECURITIES	Principal
American Airlines Class AA Pass-Through Certificates, Series 2017-2, 3.350%, 10-15-29	$3,459	3,411

TOTAL ASSET-BACKED SECURITIES – 0.1%		$3,411
(Cost: $3,479)

CORPORATE DEBT SECURITIES

Communication Services

Alternative Carriers – 0.1%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	880	1,150

Cable & Satellite – 0.5%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
4.250%, 10-15-30	2,550	3,138
3.900%, 3-1-38	3,500	4,278
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.450%, 2-1-50	4,325	5,089
		12,505

Integrated Telecommunication Services – 0.4%
AT&T, Inc., 2.550%, 12-1-33(C)	3,298	3,391
Verizon Communications, Inc., 4.500%, 8-10-33	4,000	5,040
		8,431

Movies & Entertainment – 0.3%
Walt Disney Co. (The), 2.750%, 9-1-49	6,500	6,863

Publishing – 0.1%
Thomson Reuters Corp., 3.350%, 5-15-26	2,575	2,888

Wireless Telecommunication Service – 0.2%
T-Mobile USA, Inc., 3.875%, 4-15-30(C)	4,425	5,124

Total Communication Services - 1.6%		36,961

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.1%
PVH Corp., 4.625%, 7-10-25	2,650	2,985

Casinos & Gaming – 0.1%
International Game Technology plc, 5.250%, 1-15-29(C)	2,650	2,855

Footwear – 0.1%
NIKE, Inc., 2.850%, 3-27-30	1,765	1,998

Home Improvement Retail – 0.2%
Home Depot, Inc. (The), 3.350%, 4-15-50	5,300	6,295

Homebuilding – 0.1%
NVR, Inc., 3.000%, 5-15-30	3,100	3,391

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc., 2.800%, 8-22-24	4,000	4,328
Expedia Group, Inc.:
6.250%, 5-1-25(C)	2,640	3,060
7.000%, 5-1-25(C)	190	209
		7,597

Total Consumer Discretionary - 0.9%		25,121

Consumer Staples

Brewers – 0.1%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 4.750%, 1-23-29	1,878	2,316

Drug Retail – 0.0%
CVS Health Corp., 5.050%, 3-25-48	1,020	1,380

Food Retail – 0.1%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(C)	2,650	2,894

Hypermarkets & Super Centers – 0.4%
Costco Wholesale Corp., 1.600%, 4-20-30	2,650	2,714
Walmart, Inc., 4.050%, 6-29-48	4,700	6,367
		9,081

Packaged Foods & Meats – 0.2%
Hormel Foods Corp., 1.800%, 6-11-30	1,325	1,369
Nestle Holdings, Inc., 4.000%, 9-24-48(C)	3,475	4,616
		5,985

Personal Products – 0.1%
Estee Lauder Co., Inc. (The), 4.150%, 3-15-47	2,125	2,784

Soft Drinks – 0.4%
Keurig Dr Pepper, Inc., 3.400%, 11-15-25	2,600	2,913
PepsiCo, Inc., 2.875%, 10-15-49	6,450	7,211
		10,124
Total Consumer Staples - 1.3%		34,564

Energy

Oil & Gas Drilling – 0.6%
Nabors Industries Ltd., Convertible, 0.750%, 1-15-24	30,100	15,436

Oil & Gas Exploration & Production – 0.2%
EQT Corp., 7.875%, 2-1-25(D)	3,600	4,100

Oil & Gas Storage & Transportation – 0.3%
Transcontinental Gas Pipe Line Co. LLC, 4.600%, 3-15-48	2,000	2,424
Williams Partners L.P., 3.600%, 3-15-22	5,000	5,162
		7,586
Total Energy - 1.1%		27,122

Financials

Asset Management & Custody Banks – 0.7%
Apollo Management Holdings L.P., 2.650%, 6-5-30(C)	4,400	4,495
Ares Capital Corp., 4.250%, 3-1-25	5,225	5,663

KKR Group Finance Co. VI LLC, 3.750%, 7-1-29(C)	2,650	3,103
National Securities Clearing Corp., 1.500%, 4-23-25(C)	2,650	2,743
Owl Rock Capital Corp., 4.250%, 1-15-26	2,625	2,764
		18,768

Consumer Finance – 0.1%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	1,500	1,542
3.700%, 5-9-23	1,850	1,961
		3,503

Diversified Banks – 0.3%
Bank of America Corp., 2.884%, 10-22-30	2,600	2,853
U.S. Bancorp, 3.100%, 4-27-26	4,400	4,896
		7,749

Financial Exchanges & Data – 0.2%
Intercontinental Exchange, Inc., 2.100%, 6-15-30	4,300	4,494

Investment Banking & Brokerage – 0.3%
Goldman Sachs Group, Inc. (The), 2.905%, 7-24-23	6,000	6,232
Morgan Stanley, 2.699%, 1-22-31	2,600	2,821
		9,053

Life & Health Insurance – 0.2%
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(C)	5,000	5,879

Multi-Line Insurance – 0.4%
Aon Corp. (GTD by Aon plc), 2.800%, 5-15-30	2,650	2,889
Aon plc (GTD by Aon Corp.), 2.800%, 3-15-21	7,000	7,023
		9,912

Other Diversified Financial Services – 1.0%
Citigroup, Inc., 6.250%, 12-29-49	7,250	8,315
Citigroup, Inc. (3-Month U.S. LIBOR plus 409.5 bps), 4.316%, 2-15-69(E)	2,850	2,836
JPMorgan Chase & Co., 5.000%, 2-1-69	2,715	2,856
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps), 3.545%, 1-1-68(E)	7,700	7,565
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 3.684%, 4-29-49(E)	1,851	1,834
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 380 bps), 4.014%, 11-1-68(E)	2,750	2,741
		26,147

Property & Casualty Insurance – 0.2%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 2.200%, 3-15-21	3,800	3,808

Regional Banks – 0.2%
PNC Bank N.A., 3.250%, 6-1-25	5,000	5,551

Specialized Finance – 0.1%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 6.500%, 7-15-25	1,750	2,092

Total Financials - 3.7%		96,956

Health Care

Biotechnology – 0.2%
Amgen, Inc., 3.375%, 2-21-50	4,300	4,796

Health Care Supplies – 0.5%
Dentsply Sirona, Inc., 3.250%, 6-1-30	3,525	3,924
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9-23-23	7,000	7,422
		11,346

Managed Health Care – 0.1%
UnitedHealth Group, Inc., 2.000%, 5-15-30	3,525	3,737

Pharmaceuticals – 0.9%
Bristol-Myers Squibb Co., 3.450%, 11-15-27	4,500	5,189
Forest Laboratories, Inc., 5.000%, 12-15-21	7,500	7,743
Johnson & Johnson, 3.400%, 1-15-38	9,000	10,873
		23,805
Total Health Care - 1.7%		43,684

Industrials

Aerospace & Defense – 0.4%
Boeing Co. (The), 3.750%, 2-1-50	3,025	3,176
L3Harris Technologies, Inc., 4.400%, 6-15-28	4,000	4,818
Raytheon Technologies Corp.:
2.250%, 7-1-30	2,200	2,336
3.125%, 7-1-50	1,325	1,458
		11,788

Environmental & Facilities Services – 0.4%
Republic Services, Inc.:
2.300%, 3-1-30	439	464
3.050%, 3-1-50	1,105	1,206
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 3.150%, 11-15-27	6,000	6,771
		8,441

Research & Consulting Services – 0.1%
CoStar Group, Inc., 2.800%, 7-15-30(C)	2,650	2,752

Total Industrials - 0.9%		22,981

Information Technology

Application Software – 0.3%
Autodesk, Inc., 2.850%, 1-15-30	4,500	4,994
Infor, Inc., 1.750%, 7-15-25(C)	875	909
Intuit, Inc., 1.650%, 7-15-30	2,650	2,719
		8,622

Data Processing & Outsourced Services – 0.2%
PayPal Holdings, Inc., 2.300%, 6-1-30	2,650	2,836
Visa, Inc., 2.700%, 4-15-40	1,760	1,919
		4,755

IT Consulting & Other Services – 0.1%
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 3.625%, 5-15-25(C)	1,325	1,482

Semiconductor Equipment – 0.1%
Lam Research Corp., 1.900%, 6-15-30	2,650	2,752

Semiconductors – 0.6%
Broadcom, Inc., 4.700%, 4-15-25	2,200	2,521
Intel Corp., 3.250%, 11-15-49	4,500	5,032
Taiwan Semiconductor Manufacturing Co. Ltd., 1.375%, 9-28-30(C)	2,200	2,159
Xilinx, Inc., 2.375%, 6-1-30	3,975	4,170
		13,882

Systems Software – 0.2%
Microsoft Corp., 2.525%, 6-1-50	2,150	2,263
ServiceNow, Inc., 1.400%, 9-1-30	3,975	3,876
		6,139

Technology Hardware, Storage & Peripherals – 0.6%
Apple, Inc.:
3.200%, 5-11-27	9,000	10,158
2.950%, 9-11-49	4,500	5,014
		15,172

Total Information Technology - 2.1%		52,804

Materials

Construction Materials – 0.1%
Hillman Group, Inc. (The), 6.375%, 7-15-22(C)	3,061	3,038

Diversified Metals & Mining – 0.0%
Anglo American plc, 4.125%, 4-15-21(C)	1,284	1,294

Metal & Glass Containers – 0.1%
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc., 5.250%, 8-15-27(C)	1,780	1,869

Specialty Chemicals – 0.1%
Ecolab, Inc., 3.250%, 12-1-27	3,000	3,403

Total Materials - 0.3%		9,604

Real Estate

Real Estate Services – 0.1%
Realogy Group LLC and Realogy Co-Issuer Corp. (GTD by Realogy Intermediate Holdings LLC), 7.625%, 6-15-25(C)	2,650	2,877

Specialized REITs – 0.7%
American Tower Corp., 2.250%, 1-15-22	8,000	8,153
American Tower Trust I, 3.652%, 3-23-28(C)	2,000	2,198
Crown Castle International Corp., 5.250%, 1-15-23	2,217	2,426
EPR Properties, 4.950%, 4-15-28	3,915	3,937
		16,714
Total Real Estate - 0.8%		19,591

Utilities

Electric Utilities – 1.1%
Ameren Illinois Co., 3.250%, 3-15-50	2,000	2,337
Commonwealth Edison Co., 2.200%, 3-1-30	2,650	2,835
Duke Energy Corp., 3.150%, 8-15-27	2,500	2,789
Duke Energy Indiana LLC, 3.750%, 5-15-46	880	1,053
Duke Energy Ohio, Inc., 4.300%, 2-1-49	835	1,078
Entergy Corp., 2.800%, 6-15-30	1,765	1,905
Entergy Texas, Inc., 2.550%, 6-1-21	3,900	3,927
Exelon Corp., 2.450%, 4-15-21	4,300	4,317
Florida Power & Light Co., 3.150%, 10-1-49	2,575	2,962

Oncor Electric Delivery Co. LLC, 2.750%, 5-15-30	2,550	2,854
Southern California Edison Co., 4.125%, 3-1-48	2,000	2,382
		28,439

Multi-Utilities – 0.3%
Berkshire Hathaway Energy Co.:
3.250%, 4-15-28	1,000	1,142
3.800%, 7-15-48	2,000	2,391
Dominion Energy, Inc., 3.600%, 3-15-27	2,550	2,897
		6,430

Water Utilities – 0.1%
American Water Capital Corp., 3.750%, 9-1-47	2,125	2,598

Total Utilities - 1.5%		37,467
TOTAL CORPORATE DEBT SECURITIES – 15.9%		$406,855
(Cost: $390,108)

LOANS(E)

Communication Services

Integrated Telecommunication Services – 0.2%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	5,268	5,092
Windstream Services LLC (ICE LIBOR plus 625 bps), 7.250%, 9-21-27	296	289
		5,381

Total Communication Services - 0.2%		5,381

Consumer Discretionary

Leisure Facilities – 0.3%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.254%, 12-30-26	7,500	6,998

Total Consumer Discretionary - 0.3%		6,998

Financials

Asset Management & Custody Banks – 0.1%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.897%, 7-20-26	2,625	2,625

Total Financials - 0.1%		2,625

Industrials

Industrial Machinery – 0.4%
Form Technologies LLC (ICE LIBOR plus 850 bps), 9.500%, 1-30-23(F)	10,981	9,197

Total Industrials - 0.4%		9,197

TOTAL LOANS – 1.0%		$24,201
(Cost: $24,720)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 1.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 3.000%, 6-15-45	7,006	7,325
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12-1-31	16	18
6.500%, 1-1-32	17	20
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 6-25-29	4,865	5,261
3.000%, 10-25-46	6,731	7,189
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10-1-28	20	22
6.500%, 2-1-29	2	3
7.000%, 11-1-31	23	27
6.500%, 2-1-32	18	21
7.000%, 2-1-32	26	30
7.000%, 3-1-32	12	14
7.000%, 7-1-32	16	19
6.500%, 9-1-32	13	14
5.500%, 5-1-33	9	11
5.500%, 6-1-33	9	11
4.500%, 11-1-43	4,148	4,699
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 6.500%, 8-15-28	8	8
		24,692

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.0%		$24,692
(Cost: $24,220)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 14.1%
U.S. Treasury Bonds:
0.625%, 5-15-30	3,975	3,884
0.875%, 11-15-30	4,000	3,984
1.125%, 5-15-40	29,027	27,512
1.375%, 11-15-40	4,015	3,963
2.750%, 11-15-47	8,000	10,020
1.250%, 5-15-50(G)	15,195	13,754

U.S. Treasury Notes:
1.875%, 4-30-22	5,050	5,168
2.000%, 7-31-22	8,480	8,729
1.875%, 10-31-22	3,500	3,612
2.000%, 10-31-22	6,520	6,743
2.125%, 12-31-22	15,450	16,064
2.000%, 2-15-23	40,000	41,572
2.750%, 11-15-23	8,350	8,969
1.750%, 6-30-24	5,900	6,217
2.250%, 12-31-24	1,875	2,023
2.875%, 4-30-25	13,500	14,997
2.875%, 5-31-25	69,860	77,716
3.000%, 9-30-25	5,875	6,610
1.625%, 9-30-26	23,320	24,854
0.625%, 3-31-27	44,135	44,383
0.625%, 11-30-27	12,000	11,992
1.500%, 2-15-30	13,209	13,966
		356,732

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.1%		$356,732
(Cost: $348,072)

SHORT-TERM SECURITIES	Shares
Money Market Funds(H) - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	2,216	2,216

TOTAL SHORT-TERM SECURITIES – 0.1%		$2,216
(Cost: $2,216)

TOTAL INVESTMENT SECURITIES – 99.2%		$2,514,153
(Cost: $1,966,322)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		19,257

NET ASSETS – 100.0%		$2,533,410

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At December 31, 2020, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Value
Targa Resources Corp., 9.500%	3-2-20	22	$23,758	$23,887

The total value of this security represented 0.9% of net assets at December 31, 2020.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $56,947 or 2.2% of net assets.

(D)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2020.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Securities whose value was determined using significant unobservable inputs.

(G)	All or a portion of securities with an aggregate value of $2,652 are on loan.

(H)	Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,669,619	$—	$—
Preferred Stocks	2,540	23,887	—
Asset-Backed Securities	—	3,411	—
Corporate Debt Securities	—	406,855	—
Loans	—	15,004	9,197
United States Government Agency Obligations	—	24,692	—
United States Government Obligations	—	356,732	—
Short-Term Securities	2,216	—	—
Total	$1,674,375	$830,581	$9,197

During the period ended December 31, 2020, there were no transfers in or out of Level 3.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = International Exchange

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,966,322

Gross unrealized appreciation	571,277

Gross unrealized depreciation	(23,446)

Net unrealized appreciation	$547,831